Income tax (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Deconsolidation	$ (126)
Investment Properties And Property, Plant And Equipment [Member]
Disclosure of financial assets [line items]
Beginning of the year	(24,652)	$ (21,060)
Business combinations and reclassification to other assets held for sale	(14)
Foreign exchange gain	(6,862)	(1,948)
Charged to the Statement of Income	(232)	(1,703)
Reserve for changes of non-controlling interest
Deconsolidation	2,445
Reclassification of opening amounts		59
Use of tax loss carry-forwards	(63)
Ending of the year	(29,378)	(24,652)
Trading Properties [Member]
Disclosure of financial assets [line items]
Beginning of the year	(99)	(120)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	(73)	(24)
Charged to the Statement of Income	20	45
Reserve for changes of non-controlling interest
Deconsolidation
Reclassification of opening amounts
Use of tax loss carry-forwards
Ending of the year	(152)	(99)
Biological Assets [Member]
Disclosure of financial assets [line items]
Beginning of the year	(150)	(176)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	7
Charged to the Statement of Income	(16)	26
Reserve for changes of non-controlling interest
Deconsolidation
Reclassification of opening amounts
Use of tax loss carry-forwards
Ending of the year	(159)	(150)
Trade And Other Receivables [Member]
Disclosure of financial assets [line items]
Beginning of the year	(305)	(143)
Business combinations and reclassification to other assets held for sale		(7)
Foreign exchange gain
Charged to the Statement of Income	(81)	(155)
Reserve for changes of non-controlling interest
Deconsolidation
Reclassification of opening amounts
Use of tax loss carry-forwards
Ending of the year	(386)	(305)
Investments [Member]
Disclosure of financial assets [line items]
Beginning of the year	(9)	(10)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	(2)	1
Charged to the Statement of Income	(26)
Reserve for changes of non-controlling interest
Deconsolidation
Reclassification of opening amounts
Use of tax loss carry-forwards
Ending of the year	(37)	(9)
Intangible Assets [Member]
Disclosure of financial assets [line items]
Beginning of the year	(2,682)	(2,860)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	125	(312)
Charged to the Statement of Income	430	490
Reserve for changes of non-controlling interest
Deconsolidation	781
Reclassification of opening amounts
Use of tax loss carry-forwards
Ending of the year	(1,346)	(2,682)
Inventories [Member]
Disclosure of financial assets [line items]
Beginning of the year	(66)	(54)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	(35)	(10)
Charged to the Statement of Income	11	(2)
Reserve for changes of non-controlling interest
Deconsolidation
Reclassification of opening amounts
Use of tax loss carry-forwards
Ending of the year	(90)	(66)
Others [Member]
Disclosure of financial assets [line items]
Beginning of the year	(1,211)	(949)
Business combinations and reclassification to other assets held for sale		36
Foreign exchange gain	(1,354)	(122)
Charged to the Statement of Income	330	(176)
Reserve for changes of non-controlling interest
Deconsolidation
Reclassification of opening amounts
Use of tax loss carry-forwards
Ending of the year	(2,235)	(1,211)
Subtotal Liabilities [Member]
Disclosure of financial assets [line items]
Beginning of the year	(29,174)	(25,372)
Business combinations and reclassification to other assets held for sale	(14)	29
Foreign exchange gain	(8,194)	(2,415)
Charged to the Statement of Income	436	(1,475)
Reserve for changes of non-controlling interest
Deconsolidation	3,226
Reclassification of opening amounts		59
Use of tax loss carry-forwards	(63)
Ending of the year	(33,783)	(29,174)
Trade And Other Payables [Member]
Disclosure of financial assets [line items]
Beginning of the year	2,031	1,787
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	534	284
Charged to the Statement of Income	(588)	(40)
Reserve for changes of non-controlling interest
Deconsolidation
Reclassification of opening amounts
Use of tax loss carry-forwards
Ending of the year	1,977	2,031
Tax Loss Carry-forwards [Member]
Disclosure of financial assets [line items]
Beginning of the year	4,380	4,385
Business combinations and reclassification to other assets held for sale	1
Foreign exchange gain	887	552
Charged to the Statement of Income	604	(386)
Reserve for changes of non-controlling interest	(15)
Deconsolidation
Reclassification of opening amounts
Use of tax loss carry-forwards		(171)
Ending of the year	5,857	4,380
Others [Member]
Disclosure of financial assets [line items]
Beginning of the year	1,269	1,245
Business combinations and reclassification to other assets held for sale		(47)
Foreign exchange gain	599	139
Charged to the Statement of Income	(385)	(68)
Reserve for changes of non-controlling interest
Deconsolidation	(418)
Reclassification of opening amounts
Use of tax loss carry-forwards
Ending of the year	1,065	1,269
Subtotal Assets [Member]
Disclosure of financial assets [line items]
Beginning of the year	7,680	7,417
Business combinations and reclassification to other assets held for sale	1	(47)
Foreign exchange gain	2,020	975
Charged to the Statement of Income	(369)	(494)
Reserve for changes of non-controlling interest	(15)
Deconsolidation	(418)
Reclassification of opening amounts
Use of tax loss carry-forwards		(171)
Ending of the year	8,899	7,680
(Liabilities) / Assets, Net [Member]
Disclosure of financial assets [line items]
Beginning of the year	(21,494)	(17,955)
Business combinations and reclassification to other assets held for sale	(13)	(18)
Foreign exchange gain	(6,174)	(1,440)
Charged to the Statement of Income	67	(1,969)
Reserve for changes of non-controlling interest	(15)
Deconsolidation	2,808
Reclassification of opening amounts		59
Use of tax loss carry-forwards	(63)	(171)
Ending of the year	$ (24,884)	$ (21,494)